Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation Abstract
Summary of (provision) benefit for income taxes
The company's (provision) for income taxes is summarized as follows:

$ in millions	2012	2011	2010
Current:
Federal	(103.5)	(88.7)	(40.9)
State	(15.6)	(15.0)	(9.7)
Foreign	(114.6)	(108.7)	(122.8)
	(233.7)	(212.4)	(173.4)
Deferred:
Federal	(30.2)	(54.1)	(10.2)
State	9.4	(1.1)	2.0
Foreign	(6.9)	(12.4)	(11.5)
	(27.7)	(67.6)	(19.7)
Total income tax (provision)/benefit	(261.4)	(280.0)	(193.1)

Schedule of deferred tax recognized on balance sheet
The net deferred tax recognized in our balance sheet at December 31, 2012 and 2011 respectively includes the following:

$ in millions	2012	2011
Deferred tax assets:
Deferred compensation arrangements	69.4	75.7
Accrued rent expenses	23.4	19.9
Tax loss carryforwards	137.5	140.9
Postretirement medical, pension and other benefits	41.6	40.4
Investment basis differences	11.3	22.9
Accrued bonus	6.7	6.5
Other	14.9	14.1
Total deferred tax assets	304.8	320.4
Valuation allowance	(137.5)	(140.9)
Deferred tax assets, net of valuation allowance	167.3	179.5
Deferred tax liabilities:
Deferred sales commissions	(23.7)	(14.4)
Goodwill and intangibles	(397.7)	(381.4)
Undistributed earnings of subsidiaries	(4.3)	(3.5)
Revaluation reserve	(5.2)	(5.0)
Other	(9.4)	(20.5)
Total deferred tax liabilities	(440.3)	(424.8)
Net deferred tax assets/(liabilities)	(273.0)	(245.3)

Reconciliation between statutory and effective tax rates on income from operations
A reconciliation between the statutory rate and the effective tax rate on income from operations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Statutory Rate	35.0%	35.0%	35.0%
Foreign jurisdiction statutory income tax rates	(9.5)%	(10.2)%	(9.8)%
State taxes, net of federal tax effect	1.4%	1.5%	1.2%
Change in valuation allowance for unrecognized tax losses	0.8%	1.6%	2.3%
Other	0.7%	0.1%	0.9%
(Gains)/losses attributable to noncontrolling interests	3.1%	3.4%	(6.1)%
Effective tax rate per Consolidated Statements of Income	31.5%	31.4%	23.5%

Reconciliation Of Changes In Unrecognized Tax Benefits
A reconciliation of the change in the UTB balance from January 1, 2010, to December 31, 2012, is as follows:

$ in millions	Gross Unrecognized Income Tax Benefits
Balance at January 1, 2010	39.0
Additions for tax positions related to the current year	—
Additions for tax positions related to prior years	1.8
Other reductions for tax positions related to prior years	(0.5)
Reductions for statute closings	(13.2)
Balance at December 31, 2010	27.1
Additions for tax positions related to the current year	—
Additions for tax positions related to prior years	1.4
Other reductions for tax positions related to prior years	(5.2)
Reductions for statute closings	(3.8)
Balance at December 31, 2011	19.5
Additions for tax positions related to the current year	—
Additions for tax positions related to prior years	4.3
Other reductions for tax positions related to prior years	(1.2)
Reductions for statute closings	—
Balance at December 31, 2012	22.6